Asset Sales	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Asset Dispositions

7	ASSET DISPOSITIONS
(a) Sale of Turkish Projects
On September 14, 2025, the Company announced that its wholly owned Netherlands subsidiaries, Alamos Gold Holdings Coöperatief U.A. and Alamos Gold Holdings B.V. had entered into a definitive agreement to sell Doğu Biga Madencilik Sanayi ve Tic. A.Ş., its wholly owned Turkish subsidiary, which owns the Turkish Projects to Tümad Madencilik Sanayi ve Ticaret A.Ş (“Tümad”), a mining company operating in the Republic of Türkiye, for total cash consideration of $470.0 million. The purchase price is payable by Tümad to Alamos as follows:
•$160.0 million payable upon closing of the transaction;
•$160.0 million payable on the one-year anniversary of the closing of the transaction; and
•$150.0 million payable on the two-year anniversary of the closing of the transaction.
On October 27, 2025, the Company completed the closing of the transaction with the receipt of $157.3 million in cash, net of transaction costs of $2.7 million. The anniversary payments are secured by bank guarantees provided by international financial institutions with investment grade ratings, which were also received on closing. A current deferred payment consideration of $153.1 million and a non-current deferred payment consideration of $137.2 million were recognized at closing, reflecting the fair value and timing of the anniversary payments.
The transaction resulted in a pre-tax gain of $229.7 million and a reversal of a previously recognized impairment of $218.8 million for the year ended December 31, 2025.
(b) Sale of Quartz Mountain Gold Project ("Quartz Mountain")
On March 31, 2025, the Company entered into a binding agreement to sell its 100% interest in Quartz Mountain to Q-Gold Resources Ltd. ("Q-Gold") for consideration of up to $21.0 million and a 9.9% equity interest in Q-Gold. Quartz Mountain is an exploration project located in south-central Oregon.
On October 22, 2025, the Company completed the closing of the transaction with the receipt of $2.8 million in cash, net of transaction costs of $0.1 million, and 13,924,702 common shares of Q-Gold, representing 9.99% of the issued and outstanding common shares of Q-Gold. The shares were recorded at their fair value of $2.9 million in equity securities at closing. The remaining consideration of up to $18.2 million will be payable in cash or common shares of Q-Gold, at Alamos’ election, and is comprised of $8.2 million of guaranteed payments to be paid over three years, and $10.0 million of milestone payments. A current deferred payment consideration of $3.2 million and a non-current deferred payment consideration of $3.4 million were recognized at closing, reflecting the fair value and timing of the future payments. The transaction resulted in a pre-tax gain of $1.3 million for the year ended December 31, 2025.